Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (46,811)	$ (17,915)	$ (26,979)	$ (6,210)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	176	93	151	57
Intangible asset impairment charges		500	500	500
Amortization of debt issuance costs and discount	3,740	1,271	3,604
Costs of warrants issued at IPO	5,790
Write-off of debt discounts and issuance costs at IPO	10,132
Change in fair value of warrant liability	(7,114)	(117)	(950)
Provision for doubtful accounts	69
Stock issued to dissenting shareholder		159	159
Stock-based compensation expense	13,611	1,588	1,730	127
Changes in assets and liabilities:
Accounts receivable	(5,315)	(5,523)	1,257	(2,770)
Expenditures billable to clients	(1,783)	(733)	(2,164)	1,983
Prepaid expenses and other current assets	(1,641)	(174)	(305)	506
Accounts payable	3,519	(10,208)
Accounts media payments	2,597	4,522	(9,188)	8,480
Other Accrued liabilities	651	523	8,441	500
Customer advances	2,009	4,559	(3,005)	(771)
Other liabilities			(6)	1
Net cash (used in) provided by operating activities	(20,370)	(21,455)	(26,755)	2,403
Cash flows from investing activities:
Purchases of marketable securities	(39,850)
Capital expenditures	(16)	(20)	(37)	(22)
Software development expenditures				(472)
Additions to intangibles assets	(30)
Deposits for operating leases	(774)
Other			(100)
Net cash used in investing activities	(40,670)	(20)	(137)	(494)
Cash flows from financing activities:
Net proceeds from public offering	32,580
Proceeds from exercise of Primary Warrant	29,263
Proceeds from the exercise of stock options	5	72	77
Debt issuance costs	(68)	(168)	(168)
Deferred offering costs			(136)
Repurchase of Common Stock	(56)
Net cash provided by (used in) financing activities	69,724	9,904	19,773	(1,459)
(Decrease) increase in cash	8,684	(11,571)	(7,119)	450
Cash and cash equivalents, beginning of year	12,078	19,197	19,197	18,747
Cash and cash equivalents, end of year	20,762	7,626	12,078	19,197
Cash paid during the periods for:
Interest	0	0	0	0
Income taxes			13	6
Non-cash investing and financing activities:
Conversion of convertible notes payable, including accrued interest, to common stock	28,782
Conversion of redeemable convertible preferred stock to common stock	27,266
Unpaid deferred IPO cost			316
Bridge Loan [Member]
Cash flows from financing activities:
Proceeds from debt	8,000
Convertible Notes Payable [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and discount	$ 3,740	1,271	3,603	0
Cash flows from financing activities:
Proceeds from debt		$ 10,000	$ 20,000
Series A1 Preferred Stock and Common Stock [Member]
Cash flows from financing activities:
Payment for buy-back of Series A-1 Preferred Stock and Common Stock				$ (1,459)